Receivables (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 3,363	$ 46,592	$ 90,808
Allowance for doubtful accounts	400	6,100	11,500
GST receivable	$ 25,923	$ 14,157	$ 32,809